Commitments and Contingencies - Contractual Obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Ethylene Export Terminal capital contributions
2024	$ 94,931
2025	0
2026	0
2027	0
2028	0
Thereafter	0
Total	94,931
Office operating leases
2024	1,027	$ 924
2025	1,279	1,246
2026	1,066	1,209
2027	1,274	1,211
2028	0
Thereafter	0
Total	4,646	$ 4,590
Total contractual obligations
2024	218,982
2025	393,895
2026	149,624
2027	68,813
2028	93,931
Thereafter	84,829
Total	1,010,074
Secured Term Loan Facilities And Revolving Credit Facility [Member]
Long-term debt
2024	123,024
2025	292,616
2026	107,216
2027	67,539
2028	93,931
Thereafter	84,829
Total	769,155
2020 Bonds [Member]
Long-term debt
2024	0
2025	100,000
2026	0
2027	0
2028	0
Thereafter	0
Total	100,000
Navigator Aurora Facility [Member]
Long-term debt
2024	0
2025	0
2026	41,342
2027	0
2028	0
Thereafter	0
Total	$ 41,342